Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Schedule of composition of property, plant and equipment

		2021							2022
	Weighted average rate (p.a.)	Historical cost	Accumulated depreciation	Net opening balance	Additions	Contractual amendment	Depreciation	Write-offs and transfers	Net ending balance	Historical cost	Accumulated depreciation
Flight equipment
Aircraft - RoU(1) with purchase option	10.66%	-	-	-	1,406,085	-	(69,869)	-	1,336,216	1,406,085	(69,869)
Aircraft - RoU(1) with no purchase option	16.69%	7,127,628	(1,958,755)	5,168,873	1,337,200	(186,580)	(987,591)	(10,536)	5,321,366	8,148,917	(2,827,551)
Spare parts and engines - Own (3) (4)	7.21%	2,062,646	(963,949)	1,098,697	208,237	-	(144,843)	(35,466)	1,126,625	2,188,299	(1,061,674)
Spare parts and engines – RoU(1)	30.35%	129,223	(62,908)	66,315	17,343	(378)	(28,169)	-	55,111	146,188	(91,077)
Aircraft and engine improvements	37.41%	3,143,372	(2,370,691)	772,681	604,953	-	(363,149)	(19,931)	994,554	3,447,804	(2,453,250)
Tools	10.00%	56,826	(32,327)	24,499	6,407	-	(4,024)	(25)	26,857	63,183	(36,326)
		12,519,695	(5,388,630)	7,131,065	3,580,225	(186,958)	(1,597,645)	(65,958)	8,860,729	15,400,476	(6,539,747)

Non-aeronautical property, plant and equipment
Vehicles	20.00%	11,076	(9,915)	1,161	920	-	(434)	-	1,647	11,996	(10,349)
Machinery and equipment	10.00%	62,837	(50,824)	12,013	1,341	-	(1,928)	(14)	11,412	62,926	(51,514)
Furniture and fixtures	10.00%	32,508	(22,024)	10,484	1,778	-	(1,937)	(4)	10,321	33,870	(23,549)
Computers, peripherals and equipment	19.72%	49,636	(40,869)	8,767	4,937	-	(3,785)	(16)	9,903	52,220	(42,317)
Computers, peripherals and equipment – RoU(1)	49.69%	23,210	(20,251)	2,959	10,308	-	(5,328)	-	7,939	33,518	(25,579)
Third-party property improvements	20.32%	183,345	(166,832)	16,513	3	-	(9,683)	2,356	9,189	185,621	(176,432)
Third-party properties – RoU(1)	13.13%	28,819	(24,186)	4,633	171,084	54,720	(19,910)	-	210,527	254,130	(43,603)
Construction in progress	-	15,410	-	15,410	1,402	-	-	(2,356)	14,456	14,456	-
		406,841	(334,901)	71,940	191,773	54,720	(43,005)	(34)	275,394	648,737	(373,343)

Impairment losses (2)	-	(26,854)	-	(26,854)	6,366	-	-	-	(20,488)	(20,488)	-
Total property, plant and equipment in use		12,899,682	(5,723,531)	7,176,151	3,778,364	(132,238)	(1,640,650)	(65,992)	9,115,635	16,028,725	(6,913,090)

Advances to suppliers	-	499,019	-	499,019	92,811	-	-	(118,769)	473,061	473,061	-
Total		13,398,701	(5,723,531)	7,675,170	3,871,175	(132,238)	(1,640,650)	(184,761)	9,588,696	16,501,786	(6,913,090)

		2020							2021
	Weighted average rate (p.a.)	Historical cost	Accumulated depreciation	Net opening balance	Additions	Contractual amendment	Depreciation	Write-offs and transfers	Net ending balance	Historical cost	Accumulated depreciation
Flight equipment
Aircraft - RoU(1) with no purchase option	17.00%	4,020,709	(1,420,648)	2,600,061	2,446,548	776,867	(654,599)	(4)	5,168,873	7,127,628	(1,958,755)
Spare parts and engines - Own (3) (4)	7.00%	1,964,411	(837,048)	1,127,363	106,343	-	(131,887)	(3,122)	1,098,697	2,062,646	(963,949)
Spare parts and engines - RoU(1)	25.91%	84,329	(47,940)	36,389	48,532	-	(18,606)	-	66,315	129,223	(62,908)
Aircraft and engine overhauling	44.14%	3,206,385	(2,282,042)	924,343	266,584	-	(418,170)	(76)	772,681	3,143,372	(2,370,691)
Tools	10.00%	55,821	(28,697)	27,124	1,238	-	(3,843)	(20)	24,499	56,826	(32,327)
		9,331,655	(4,616,375)	4,715,280	2,869,245	776,867	(1,227,105)	(3,222)	7,131,065	12,519,695	(5,388,630)

Non-aeronautical property, plant & equipment
Vehicles	20.00%	11,264	(9,572)	1,692	382	-	(551)	(362)	1,161	11,076	(9,915)
Machinery and equipment	10.00%	62,841	(48,417)	14,424	148	-	(2,529)	(30)	12,013	62,837	(50,824)
Furniture and fixtures	10.00%	32,790	(20,483)	12,307	195	-	(1,959)	(59)	10,484	32,508	(22,024)
Computers, peripherals and equipment	13.33%	49,775	(37,740)	12,035	505	-	(3,755)	(18)	8,767	49,636	(40,869)
Computers, peripherals and equipment – RoU(1)	33.29%	21,992	(15,460)	6,532	1,218	-	(4,791)	-	2,959	23,210	(20,251)
Third-party property improvements	16.18%	183,351	(156,965)	26,386	45	-	(9,904)	(14)	16,513	183,345	(166,832)
Third-party properties - RoU(1)	35.68%	27,867	(15,834)	12,033	-	1,512	(8,781)	(131)	4,633	28,819	(24,186)
Construction in progress		14,837	-	14,837	573	-	-	-	15,410	15,410	-
		404,717	(304,471)	100,246	3,066	1,512	(32,270)	(614)	71,940	406,841	(334,901)

Impairment losses (2)	-	(34,330)	-	(34,330)	7,476	-	-	-	(26,854)	(26,854)	-
Total property, plant & equipment in use		9,702,042	(4,920,846)	4,781,196	2,879,787	778,379	(1,259,375)	(3,836)	7,176,151	12,899,682	(5,723,531)

Prepayment to suppliers	-	179,092	-	179,092	331,517	-	-	(11,590)	499,019	499,019	-
Total		9,881,134	(4,920,846)	4,960,288	3,211,304	778,379	(1,259,375)	(15,426)	7,675,170	13,398,701	(5,723,531)

(1)	Right of Use (“RoU”).
(2)	Refers to provisions for impairment losses for rotable items (spare parts), classified under “Parts and spare engines", recorded by the Company in order to present its assets according to the actual capacity for the generation of expected future benefits.
(3)	On December 31, 2022, the balance of spare parts is granted as a guarantee to the Senior Secured Notes 2026, as per Note 15.
(4)	On December 31, 2022, 17 engines (19 engines on December 31,2021) Company's engines are granted as a guarantee to the Spare Engine Facility and the Loan Facility, according to Note 15.